NOTE 17: EQUITY (Details 4)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Number of Share Options
Options outstanding, beginning | shares	7,600,000	3,300,000
Options granted | shares	7,700,000	4,300,000
Options outstanding, ending | shares	10,450,000	7,600,000
Exercisable | shares	9,839,573	0
Weighted Average Exercise Price
Options outstanding, beginning | $ / shares	$ .25	$ .10
Options granted | $ / shares	.14	.37
Options outstanding, ending | $ / shares	.16	.25
Exercisable | $ / shares	$ .16	$ .00
Warrants
Number of Share Options
Options outstanding, beginning | shares	627,378	0
Options granted | shares	877,440	627,378
Options outstanding, ending | shares	1,504,818	627,378
Exercisable | shares	1,504,818
Weighted Average Exercise Price
Options outstanding, beginning | $ / shares	$ 0.31	$ 0.00
Options granted | $ / shares	0.16	0.31
Options outstanding, ending | $ / shares	0.24	$ 0.31
Exercisable | $ / shares	$ 0.24